ANNUAL REPORT

 . SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY

                                                   [LOGO OF SEPARATE ACCOUNT A]

                         INDEPENDENT AUDITORS' REPORT


The Board of Directors
Pacific Life Insurance Company

     We have audited the accompanying statement of assets and liabilities of the Pacific Life's Separate Account A (comprised of the Money Market, High Yield Bond, Managed Bond, Government Securities, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Equity, Bond and Income, Equity Index, International and Emerging Markets Variable Accounts) as of December 31, 1997 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years then ended (as to the Aggressive Equity Variable Account and the Emerging Markets Variable Account, for the year ended December 31, 1997 and for the period from commencement of operations through December 31, 1996). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting the Pacific Life's Separate Account A as of December 31, 1997 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended (as to the Aggressive Equity Variable Account and the Emerging Markets Variable Account, for the year ended December 31, 1997 and for the period from commencement of operations through December 31, 1996), in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 1998

SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
(In thousands)

                                                                                        High                        Govern-
                                                                        Money          Yield         Managed         ment
                                                                       Market          Bond           Bond        Securities
                                                                      Variable       Variable       Variable       Variable
                                                                       Account        Account        Account        Account
                                                                      -------------------------------------------------------
ASSETS
Investments In Pacific Select Fund:
 Money Market Portfolio (3,252 shares; cost $32,703) ................   $32,704
 High Yield Bond Portfolio (3,205 shares; cost $31,924) .............                 $31,969
 Managed Bond Portfolio (4,434 shares; cost $48,271) ................                                $49,387
 Government Securities Portfolio (1,531 shares; cost $16,085) .......                                               $16,504
 Aggressive Equity Portfolio (1,671 shares; cost $17,989) ...........
 Growth LT Portfolio (2,810 shares; cost $46,787) ...................
 Equity Income Portfolio (2,531 shares; cost $57,738) ...............
Receivables:
 Due from Pacific Life Insurance Company ............................                     116            428            218
 Fund shares redeemed ...............................................       540
                                                                     --------------------------------------------------------
Total Assets ........................................................    33,244        32,085         49,815         16,722
                                                                     --------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life Insurance Company ..............................       540
 Fund shares purchased ..............................................                     116            428            218
 Other Liabilities ..................................................         3             2              3              1
                                                                     --------------------------------------------------------
Total Liabilities ...................................................       543           118            431            219
                                                                     --------------------------------------------------------
NET ASSETS ..........................................................   $32,701       $31,967        $49,384        $16,503
                                                                     --------------------------------------------------------

                                                                          Aggressive       Growth         Equity
                                                                            Equity           LT           Income
                                                                           Variable       Variable       Variable
                                                                            Account        Account        Account
                                                                         ----------------------------------------
ASSETS
Investments In Pacific Select Fund:
 Money Market Portfolio (3,252 shares; cost $32,703) ................
 High Yield Bond Portfolio (3,205 shares; cost $31,924) .............
 Managed Bond Portfolio (4,434 shares; cost $48,271) ................
 Government Securities Portfolio (1,531 shares; cost $16,085) .......
 Aggressive Equity Portfolio (1,671 shares; cost $17,989) ...........     $18,692
 Growth LT Portfolio (2,810 shares; cost $46,787) ...................                     $48,626
 Equity Income Portfolio (2,531 shares; cost $57,738) ...............                                    $61,934
Receivables:
 Due from Pacific Life Insurance Company ............................         172             203            373
 Fund shares redeemed ...............................................
                                                                     ---------------------------------------------
Total Assets ........................................................      18,864          48,829         62,307
                                                                     ---------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life Insurance Company ..............................
 Fund shares purchased ..............................................         172             203            373
 Other Liabilities ..................................................           1               3              3
                                                                     ---------------------------------------------
Total Liabilities ...................................................         173             206            376
                                                                     ---------------------------------------------
NET ASSETS ..........................................................     $18,691         $48,623        $61,931
                                                                     ---------------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1997
(In thousands)


                                                          Multi-                   Bond and      Equity       Inter-       Emerging
                                                          Strategy      Equity      Income        Index       national      Markets
                                                          Variable     Variable     Variable     Variable     Variable     Variable
                                                          Account      Account      Account      Account      Account       Account
                                                          -------------------------------------------------------------------------
ASSETS

Investments In Pacific Select Fund:
 Multi-Strategy Portfolio (1,472 shares; cost $22,835) ..  $23,824
 Equity Portfolio (1,219 shares; cost $27,926) ..........               $29,115
 Bond and Income Portfolio (845 shares; cost $10,371) ...                           $10,959
 Equity Index Portfolio (2,722 shares; cost $63,305) ....                                         $70,000
 International Portfolio (4,168 shares; cost $67,008) ...                                                      $67,548
 Emerging Markets Portfolio (1,316 shares; cost $13,176).                                                                  $12,458

Receivables:
 Due from Pacific Life Insurance Company ................      223          277         217           422                       47
 Fund shares purchased ..................................                                                           40
                                                           -----------------------------------------------------------------------
Total Assets ............................................   24,047       29,392      11,176        70,422       67,588      12,505
                                                           -----------------------------------------------------------------------
LIABILITIES

Payables:
 Due to Pacific Life Insurance Company ..................                                                           40
 Fund shares purchased ..................................      223          277         217           422                       47
 Other Liabilities ......................................        1            1                         4            3           1
                                                           -----------------------------------------------------------------------
Total Liabilities .......................................      224          278         217           426           43          48
                                                           -----------------------------------------------------------------------
NET ASSETS ..............................................  $23,823      $29,114     $10,959       $69,996      $67,545     $12,457
                                                           -----------------------------------------------------------------------


See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                            High                  Govern-
                                                                Money       Yield     Managed      ment       Aggressive
                                                               Market       Bond       Bond      Securities    Equity
                                                               Variable    Variable   Variable    Variable     Variable
                                                               Account     Account    Account     Account      Account
                                                               ----------------------------------------------------------
INVESTMENT INCOME
 Dividends ...................................................  $1,155      $1,376     $1,348       $538

EXPENSES
 Mortality and expense risk fee and adminitrative fee ........     297         216        296        135         145
                                                               ----------------------------------------------------------
Net Investment Income (Loss) .................................     858       1,160      1,052        403        (145)
                                                               ----------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized loss from security transactions ................     (42)        (11)        (8)       (26)        (91)
 Net unrealized appreciation (depreciation) on investments ...      (4)       (100)     1,048        431         593
                                                               ----------------------------------------------------------
Net Realized And Unrealized Gain (Loss) On Investments .......     (46)       (111)     1,040        405         502
                                                               ----------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ...................................  $  812      $1,049     $2,092       $808        $357
                                                               ----------------------------------------------------------

                                                                 Growth    Equity
                                                                   LT      Income
                                                                Variable   Variable
                                                                Account    Account
                                                               --------------------
INVESTMENT INCOME
 Dividends ...................................................  $1,002    $1,262

EXPENSES
 Mortality and expense risk fee and adminitrative fee ........     374       384
                                                               --------------------
Net Investment Income (Loss) .................................     628       878
                                                               --------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized loss from security transactions ................     (70)      (21)
 Net unrealized appreciation (depreciation) on investments ...   1,446     3,631
                                                               --------------------
Net Realized And Unrealized Gain (Loss) On Investments .......   1,376     3,610
                                                               --------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ...................................  $2,004    $4,488
                                                               --------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                             Multi-                  Bond and      Equity     Inter-      Emerging
                                                             Strategy      Equity     Income       Index     national      Markets
                                                             Variable     Variable    Variable    Variable    Variable    Variable
                                                             Account      Account     Account     Account     Account      Account
                                                             ----------------------------------------------------------------------
INVESTMENT INCOME
 Dividends .................................................  $  612       $  433     $315         $1,237     $1,651       $  61

EXPENSES
 Mortality and expense risk fee and adminitrative fee ......     134          199       58            441        547          96
                                                              --------------------------------------------------------------------
Net Investment Income (Loss) ...............................     478          234      257            796      1,104         (35)
                                                              --------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from security transactions .......      (6)         (80)     (20)           (66)        46        (124)
 Net unrealized appreciation (depreciation) on investments..     847        1,030      557          6,164       (505)       (711)
                                                              --------------------------------------------------------------------
Net Realized And Unrealized Gain (Loss) On Investments .....     841          950      537          6,098       (459)       (835)
                                                              --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .................................  $1,319       $1,184     $794         $6,894     $  645       $(870)
                                                              --------------------------------------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                                    High                         Govern-
                                                                   Money            Yield        Managed           ment
                                                                   Market           Bond          Bond          Securities
                                                                   Variable       Variable       Variable        Variable
                                                                   Account        Account        Account         Account
                                                                   -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ...............................      $     858       $ 1,160        $ 1,052        $   403
 Net realized loss from security transactions ...............            (42)          (11)            (8)           (26)
 Net unrealized appreciation (depreciation) on investments ..             (4)         (100)         1,048            431
                                                                   -------------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations ............................................            812         1,049          2,092            808
                                                                   -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ...................................        115,302        18,682         26,477          7,751
 Transfers--policy charges and deductions ...................            (22)         (547)           (78)          (202)
 Transfers in (from other variable accounts) ................         23,430        12,337         16,805          6,324
 Transfers out (to other variable accounts) .................       (117,217)       (5,630)        (2,569)        (2,996)
 Transfers--other ...........................................         (4,919)         (837)          (968)        (2,016)
                                                                   -------------------------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions ...................................         16,574        24,005         39,667          8,861
                                                                   -------------------------------------------------------
NET INCREASE IN NET ASSETS ..................................         17,386        25,054         41,759          9,669
                                                                   -------------------------------------------------------
NET ASSETS
 Beginning of Year ..........................................         15,315         6,913          7,625          6,834
                                                                   -------------------------------------------------------
 End of Year ................................................      $  32,701       $31,967        $49,384        $16,503
                                                                   -------------------------------------------------------

                                                                   Agressive         Growth         Equity
                                                                    Equity            LT            Income
                                                                   Variable         Variable       Variable
                                                                   Account          Account        Account
                                                                   ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss)................................      $  (145)        $   628        $   878
 Net realized loss from security transactions................          (91)            (70)           (21)
 Net unrealized appreciation (depreciation) on investments...          593           1,446          3,631
                                                                   ----------------------------------------

Net Increase In Net Assets Resulting
 From Operations.............................................          357           2,004          4,488
                                                                   ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ...................................       10,620          24,708         34,531
 Transfers--policy charges and deductions ...................          (16)           (123)           (86)
 Transfers in (from other variable accounts) ................        7,486          19,932         20,296
 Transfers out (to other variable accounts) .................       (3,496)         (7,775)        (4,907)
 Transfers--other ...........................................         (401)         (1,160)        (1,054)
                                                                   ----------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions ...................................       14,193          35,582         48,780
                                                                   ----------------------------------------
NET INCREASE IN NET ASSETS ..................................       14,550          37,586         53,268
                                                                   ----------------------------------------
NET ASSETS
 Beginning of Year ..........................................        4,141          11,037          8,663
                                                                   ----------------------------------------
 End of Year ................................................      $18,691         $48,623        $61,931
                                                                   ----------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                      Multi-                   Bond and      Equity
                                                                     Strategy      Equity       Income        Index
                                                                     Variable     Variable     Variable     Variable
                                                                      Account      Account      Account      Account
                                                                    -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) .....................................  $   478      $   234      $   257      $   796
 Net realized gain (loss) from security transactions ..............       (6)         (80)         (20)         (66)
 Net unrealized appreciation (depreciation) on investments ........      847        1,030          557        6,164
                                                                    -------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations ..................................................    1,319        1,184          794        6,894
                                                                    -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums .........................................   12,888       17,040        7,314       40,392
 Transfers--policy charges and deductions .........................      (58)         (48)         (11)        (165)
 Transfers in (from other variable accounts) ......................    7,912       10,022        2,387       23,572
 Transfers out (to other variable accounts) .......................     (825)      (4,147)        (891)      (8,496)
 Transfers--other .................................................     (667)        (645)        (148)      (1,264)
                                                                    -------------------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions .........................................   19,250       22,222        8,651       54,039
                                                                    -------------------------------------------------
NET INCREASE IN NET ASSETS ........................................   20,569       23,406        9,445       60,933
                                                                    -------------------------------------------------
NET ASSETS

 Beginning of Year ................................................    3,254        5,708        1,514        9,063
                                                                    -------------------------------------------------
 End of Year ......................................................  $23,823      $29,114      $10,959      $69,996
                                                                    -------------------------------------------------

                                                                         Inter-      Emerging
                                                                        national      Markets
                                                                        Variable     Variable
                                                                         Account      Account
                                                                    ---------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) .....................................     $ 1,104      $   (35)
 Net realized gain (loss) from security transactions ..............          46         (124)
 Net unrealized appreciation (depreciation) on investments ........        (505)        (711)
                                                                    --------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations ..................................................         645         (870)
                                                                    --------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums .........................................      35,445        7,633
 Transfers--policy charges and deductions .........................        (261)         (22)
 Transfers in (from other variable accounts) ......................      28,054        5,556
 Transfers out (to other variable accounts) .......................      (7,011)      (1,911)
 Transfers--other .................................................      (4,876)        (233)
                                                                    --------------------------
Net Increase In Net Assets Derived
 From Policy Transactions .........................................       51,351       11,023
                                                                    --------------------------
NET INCREASE IN NET ASSETS ........................................       51,996       10,153
                                                                    --------------------------
NET ASSETS
 Beginning of Year ................................................       15,549        2,304
                                                                    --------------------------
 End of Year ......................................................      $67,545      $12,457
                                                                    --------------------------


See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                                                High                      Govern-
                                                                  Money         Yield       Managed        ment       Aggressive
                                                                  Market        Bond         Bond       Securities     Equity
                                                                 Variable      Variable     Variable     Variable      Variable
                                                                 Account       Account      Account      Account       Account (1)
                                                               -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ................................  $    140      $   175       $  136        $  104        $  (15)
 Net realized loss from security transactions ................        (3)                       (4)           (3)          (10)
 Net unrealized appreciation (depreciation) on investments ...         6          144           67           (11)          110
                                                               -------------------------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations .............................................       143          319          199            90            85
                                                               -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ....................................    31,584        3,894        5,689         2,781         3,207
 Transfers in (from other variable accounts) .................     5,153        4,364        2,063         4,221         1,056
 Transfers out (to other variable accounts) ..................   (21,498)      (1,281)        (289)         (237)         (197)
 Transfers--other ............................................       (67)        (383)         (37)          (21)          (10)
                                                               -------------------------------------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions ....................................    15,172        6,594        7,426         6,744         4,056
                                                               -------------------------------------------------------------------
NET INCREASE IN NET ASSETS ...................................    15,315        6,913        7,625         6,834         4,141
                                                               -------------------------------------------------------------------
NET ASSETS
 Beginning of Year ...........................................
                                                               -------------------------------------------------------------------
 End of Year .................................................  $ 15,315      $ 6,913       $7,625        $6,834        $4,141
                                                               -------------------------------------------------------------------

                                                                  Growth        Equity
                                                                    LT          Income
                                                                  Variable      Variable
                                                                  Account       Account
                                                               --------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ................................  $   (16)        $    3
 Net realized loss from security transactions ................      (26)           (19)
 Net unrealized appreciation (depreciation) on investments ...      393            565
                                                               --------------------------
Net Increase In Net Assets Resulting
 From Operations .............................................      351            549
                                                               --------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ....................................    8,126          6,487
 Transfers in (from other variable accounts) .................    4,788          2,498
 Transfers out (to other variable accounts) ..................   (2,176)          (836)
 Transfers--other ............................................      (52)           (35)
                                                               --------------------------
Net Increase In Net Assets Derived
 From Policy Transactions ....................................   10,686          8,114
                                                               --------------------------
NET INCREASE IN NET ASSETS ...................................   11,037          8,663
                                                               --------------------------
NET ASSETS
 Beginning of Year ...........................................
                                                               --------------------------
 End of Year .................................................  $11,037         $8,663
                                                               --------------------------

(1) For the period from April 17, 1996 (commencement of operations) to December 31, 1996.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                                       Multi-                   Bond and      Equity       Inter-
                                                                      Strategy      Equity       Income        Index      national
                                                                      Variable     Variable     Variable     Variable     Variable
                                                                       Account      Account      Account      Account      Account
                                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ......................................    $   21       $  (23)      $   28       $   22       $  161
 Net realized loss from security transactions ......................        (1)         (23)          (5)          (5)          (1)
 Net unrealized appreciation (depreciation) on investments .........       142          159           30          531        1,045
                                                                        ----------------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations ...................................................       162          113           53          548        1,205
                                                                        ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ..........................................     2,400        4,762        1,278        6,422       11,668
 Transfers in (from other variable accounts) .......................       824        1,399          408        2,551        3,445
 Transfers out (to other variable accounts) ........................       (93)        (533)        (209)        (403)        (708)
 Transfers--other ..................................................       (39)         (33)         (16)         (55)         (61)
                                                                        ----------------------------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions ..........................................     3,092        5,595        1,461        8,515       14,344
                                                                        ----------------------------------------------------------

NET INCREASE IN NET ASSETS .........................................     3,254        5,708        1,514        9,063       15,549
                                                                        ----------------------------------------------------------
NET ASSETS
 Beginning of Year .................................................
                                                                        ----------------------------------------------------------
 End of Year .......................................................    $3,254       $5,708       $1,514       $9,063      $15,549
                                                                        ----------------------------------------------------------

                                                                        Emerging
                                                                        Markets
                                                                        Variable
                                                                        Account (1)
                                                                        -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ......................................    $   (8)
 Net realized loss from security transactions ......................        (2)
 Net unrealized appreciation (depreciation) on investments .........        (7)
                                                                        -----------
Net Increase (Decrease) In Net Assets Resulting
 From Operations ...................................................       (17)
                                                                        -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ..........................................     1,846
 Transfers in (from other variable accounts) .......................       607
 Transfers out (to other variable accounts) ........................      (117)
 Transfers--other ..................................................       (15)
                                                                        -----------
Net Increase In Net Assets Derived
 From Policy Transactions ..........................................     2,321
                                                                        -----------
NET INCREASE IN NET ASSETS .........................................     2,304
                                                                        -----------
NET ASSETS
 Beginning of Year .................................................
                                                                        -----------
 End of Year .......................................................    $2,304
                                                                        -----------

(1) For the period from April 17, 1996 (commencement of operations) to December 31, 1996.

See Notes to Financial Statements

                              SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

  The Separate Account A (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and during 1997 was comprised of thirteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included elsewhere in this report and should be read in conjunction with the Separate Account's financial statements.

  The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial Statements of the Fund on A-66) on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

  The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contracts").

  The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

  Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions

  Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

  The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

  During 1997, the Fund has declared dividends for each portfolio except for the Aggressive Equity Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

  Pacific Life charges the Separate Account daily for mortality and expense risks assumed and administrative costs incurred in operating the Separate Account and issuing and administering the Contracts at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

  Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, is the principal underwriter of variable annuity contracts funded by interests in the Separate Account, and is compensated by Pacific Life.

                              Separate Account A
                   Notes to Financial Statements (Continued)

5. SELECTED ACCUMULATION UNIT** INFORMATION

Selected accumulation unit information for the year ended December 31, 1997 were as follows:

                                             Accumulation
                                              Unit Value
------------------------------------------------------------------------------------
                                        At
                    Commence-         Begin-                        Number of Units
Variable             ment of          ning of           At            Outstanding
Accounts           Operations          Year         End of Year      At End of Year
------------------------------------------------------------------------------------
Money Market         1/02/96          $10.36          $10.75           3,041,495
------------------------------------------------------------------------------------
High Yield
Bond                 1/02/96          $10.96          $11.83           2,702,260
------------------------------------------------------------------------------------
Managed Bond         1/02/96          $10.27          $11.14           4,434,069
------------------------------------------------------------------------------------
Government
Securities           1/02/96          $10.14          $10.95           1,506,839
------------------------------------------------------------------------------------
Aggressive
Equity               4/17/96          $10.67          $10.92           1,711,363
-------------------------------------------------------------------------------------
Growth LT            1/02/96          $11.61          $12.71           3,826,332
------------------------------------------------------------------------------------
Equity Income        1/02/96          $11.66          $14.78           4,189,318
------------------------------------------------------------------------------------
Multi-Strategy       1/02/96          $11.03          $13.01           1,830,504
------------------------------------------------------------------------------------
Equity               1/02/96          $12.59          $14.68           1,983,738
------------------------------------------------------------------------------------
Bond and
Income               1/02/96          $ 9.79          $11.23             975,740
------------------------------------------------------------------------------------
Equity Index         1/02/96          $11.97          $15.69           4,460,482
------------------------------------------------------------------------------------
International        1/02/96          $11.84          $12.76           5,292,436
------------------------------------------------------------------------------------
Emerging
Markets              4/17/96          $ 9.57          $ 9.28           1,342,086
------------------------------------------------------------------------------------

** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.

                              SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

     The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). The cost and market value of total Separate Account's investments in the Fund as of December 31, 1997 were as follows (amounts in thousands):

                                                                                     Variable Accounts
                                                             --------------------------------------------------------------------
                                                                                                          Govern-
                                                                Money       High Yield     Managed         ment       Aggressive
                                                                Market         Bond         Bond        Securities      Equity
                                                             --------------------------------------------------------------------
Total cost of investments at beginning of year                $15,310        $ 6,769       $ 7,557       $ 6,845       $ 4,030
Add:   Total net proceeds from policy and M&E transactions     62,294         26,361        39,703        11,567        15,151
       Reinvested distributions from the Fund:
       (a) Net investment income                                1,155          1,283         1,303           538
       (b) Net realized gain                                                      93            45
                                                             --------------------------------------------------------------------
                                   Sub-Total                   78,759         34,506        48,608        18,950        19,181
Less:  Cost of investments disposed during the year            46,056          2,582           337         2,865         1,192
                                                             --------------------------------------------------------------------
Total cost of investments at end of year                       32,703         31,924        48,271        16,085        17,989
Add:   Unrealized appreciation                                      1             45         1,116           419           703
                                                             --------------------------------------------------------------------
Total market value of investments at end of year              $32,704        $31,969       $49,387       $16,504       $18,692
                                                             --------------------------------------------------------------------

                                                                Growth        Equity        Multi-                     Bond and
                                                                  LT          Income       Strategy       Equity        Income
                                                             --------------------------------------------------------------------

Total cost of investments at beginning of year                $10,644        $ 8,098       $ 3,112       $ 5,549       $ 1,483
Add:   Total net proceeds from policy and M&E transactions     37,243         48,874        19,448        23,319         9,132
       Reinvested distributions from the Fund:
       (a) Net investment income                                  118            269           333           107           279
       (b) Net realized gain                                      884            993           279           326            36
                                                             --------------------------------------------------------------------
                                   Sub-Total                   48,889         58,234        23,172        29,301        10,930
Less:  Cost of investments disposed during the year             2,102            496           337         1,375           559
                                                             --------------------------------------------------------------------
Total cost of investments at end of year                       46,787         57,738        22,835        27,926        10,371
Add:   Unrealized appreciation                                  1,839          4,196           989         1,189           588
                                                             --------------------------------------------------------------------
Total market value of investments at end of year              $48,626        $61,934       $23,824       $29,115       $10,959
                                                             --------------------------------------------------------------------

                                                                Equity        Inter-       Emerging
                                                                Index        national      Markets
                                                             ---------------------------------------
Total cost of investments at beginning of year                $ 8,532        $14,505       $ 2,311
Add:   Total net proceeds from policy and M&E transactions     55,488         55,044        11,744
       Reinvested distributions from the Fund:
       (a) Net investment income                                  530          1,080            61
       (b) Net realized gain                                      707            571
                                                             ---------------------------------------
                                   Sub-Total                   65,257         71,200        14,116
Less:  Cost of investments disposed during the year             1,952          4,192           940
                                                             ---------------------------------------
Total cost of investments at end of year                       63,305         67,008        13,176
Add:   Unrealized appreciation (depreciation)                   6,695            540          (718)
                                                             ---------------------------------------
Total market value of investments at end of year              $70,000        $67,548       $12,458
                                                             ---------------------------------------